EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period and the consolidated net income of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. In the computation of the diluted EPS, the dilutive impact of the Company’s stock options is calculated using the "treasury stock" guidelines and the "if-converted" method is used for convertible securities.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands of $)	June 30, 2023	June 30, 2022
Basic earnings per share:
Net income available to stockholders	23,264	104,429
Diluted earnings per share:
Net income available to stockholders	23,264	104,429
Interest and other expenses attributable to dilutive convertible notes	—	3,747
Net income assuming dilution	23,264	108,176

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands)	June 30, 2023	June 30, 2022
Basic earnings per share:
Weighted average number of common shares outstanding*	126,774	126,786
Diluted earnings per share:
Weighted average number of common shares outstanding*	126,774	126,786
Effect of dilutive share options	242	38
Effect of dilutive convertible notes	—	10,476
Weighted average number of common shares outstanding assuming dilution	127,016	137,300

	Six months ended
	June 30, 2023	June 30, 2022
Basic earnings per share:	$0.18	$0.82
Diluted earnings per share:	$0.18	$0.79

*The weighted average number of common shares outstanding excludes 8,000,000 shares issued as part of a share lending arrangement relating to the Company's issuance of 5.75% senior unsecured convertible notes in October 2016 and 3,765,842 shares issued as a part of a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible notes in April and May 2018. The Company entered into a general share lending agreement with another counterparty and after the maturity of the bonds, 8,000,000 shares and 1,496,600 shares, respectively, from each issuance under the two initial share lending arrangements described above were transferred into such counterparty's custody. As of June 30, 2023, 2,268,542 of the shares issued under the initial share lending arrangement related to the issuance of the 4.875% senior unsecured convertible notes remained in the custody of the counterparty of that arrangement.

The weighted average number of common shares outstanding also excludes 527,417 shares repurchased by the Company under its share repurchase program (defined below) during the six months ended June 30, 2023. (See also Note 14: Share Capital, Additional Paid-In Capital and Contributed Surplus).
In May 2023, the Company redeemed the full amount outstanding under the 4.875% senior unsecured convertible bonds due 2023. The remaining outstanding principal amount of $84.9 million was fully satisfied in cash. During the six months ended June 30, 2023, the Company purchased bonds with principal amounts totaling $53.0 million from the 4.875% senior unsecured convertible bonds due 2023. As of June 30, 2023, the principal amounts of the redeemed bonds were anti-dilutive, assuming if converted, at the start of the period.